Performance Management - RJ ClariVest Capital Appreciation ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance |
Performance Narrative [Text Block]

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with those of a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the fund.

The fund had not commenced operations prior to the date hereof. The fund acquired the Carillon ClariVest Capital Appreciation Fund (“Predecessor Fund”) in a reorganization expected to occur on July 31, 2026. In connection with this reorganization, the shares of the fund adopted the performance history and financial statements of the Class I shares of the Predecessor Fund. The information shown below is for the Class I shares of the Predecessor Fund. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s performance from one year to another, as represented by the performance of the Predecessor Fund’s Class I shares.

While the fund would have substantially similar annual returns to the Class I shares of the Predecessor Fund, its performance may differ from that shown because the fund has lower expenses than the Predecessor Fund. Performance has not been adjusted to reflect the fund’s lower expenses than those of the Predecessor Fund. Performance for the Predecessor Fund is based on the NAV per share of the Predecessor Fund shares rather than on market-determined prices.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at rjetfs.com.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	The fund had not commenced operations prior to the date hereof.
Bar Chart Closing [Text Block]

During 10 Year Period (Class I shares)

	Return	Quarter Ended

Best Quarter	27.28%	June 30, 2020

Worst Quarter	(19.92)%	June 30, 2022

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	27.28%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance [Table]

Average annual total returns (for the periods ended December 31, 2025):

Fund return (after deduction of sales charges and expenses)

	Inception Date	1-yr	5-yr	10-yr

Class I – Before Taxes	3/21/06	23.31%	16.93%	16.94%

After Taxes on Distributions		22.17%	14.23%	14.59%

After Taxes on Distributions and Sale of Fund Shares		14.64%	12.89%	13.48%

Index (reflects no deduction for fees, expenses or taxes)

S&P 500® Index		17.88%	14.42%	14.82%

Russell 1000® Growth Index		18.56%	15.32%	18.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Performance Availability Website Address [Text]	rjetfs.com